Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Pension Plans Defined Benefit [Member]	Mar. 31, 2012 Pension Plans Defined Benefit [Member]	Mar. 31, 2013 Other Postretirement Benefit Plans Defined Benefit [Member]	Mar. 31, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 2	$ 1	$ 0	$ 19
Interest Cost			5	5	3	4
Expected Return on plan assets			(7)	(6)	0	0
Net periodic benefit costs			0	0	3	23
Actual contribution for the three months ended March 31, 2013	3
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Expected contribution for 2013		$ 17